Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2016
Loans and Allowance For Loan Losses [Abstract]
Loans and Allowance for Loan Losses
Note 4:	Loans and Allowance for Loan Losses

Categories of loans at December 31, include:

	2016	2015
	(In thousands)

Commercial loans	$74,514	$67,247
Commercial real estate	191,686	163,459
Residential real estate	76,154	81,498
Installment loans	14,367	17,459

Total gross loans	356,721	329,663

Less allowance for loan losses	(2,341)	(2,437)

Total loans	$354,380	$327,226

The risk characteristics of each loan portfolio segment are as follows:

Commercial

Commercial loans are primarily based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial loans are secured by the assets being financed or other business assets, such as accounts receivable or inventory, and may include a personal guarantee. Short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial Real Estate

Commercial real estate loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The characteristics of properties securing the Company’s commercial real estate portfolio are diverse, but with geographic location almost entirely in the Company’s market area. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. In general, the Company avoids financing single purpose projects unless other underwriting factors are present to help mitigate risk. In addition, management tracks the level of owner-occupied commercial real estate versus nonowner-occupied loans.

Residential and Consumer

Residential and consumer loans consist of two segments - residential mortgage loans and personal loans. For residential mortgage loans that are secured by 1-4 family residences and are generally owner-occupied, the Company generally establishes a maximum loan-to-value ratio and requires private mortgage insurance if that ratio is exceeded. Home equity loans are typically secured by a subordinate interest in 1-4 family residences, and consumer personal loans are secured by consumer personal assets, such as automobiles or recreational vehicles. Some consumer personal loans are unsecured, such as small installment loans and certain lines of credit. Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas, such as unemployment levels. Repayment can also be impacted by changes in property values on residential properties. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2016 and 2015:

	2016
		Commercial
	Commercial	Real Estate	Residential	Installment	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$184	$597	$170	$113	$1,373	$2,437
Provision charged to expense	235	213	542	340	(1,029)	301
Losses charged off	(2)	(108)	(143)	(417)	––	(670)
Recoveries	78	102	22	71	––	273
Balance, end of year	$495	$804	$591	$107	$344	$2,341
Ending balance: individually evaluated for impairment	$11	$108	$––	$––	$––	$119
Ending balance: collectively evaluated for impairment	$484	$696	$591	$107	$344	$2,222

Loans:
Ending balance: individually evaluated for impairment	$3,148	$1,178	$––	$326	$––	$4,652
Ending balance: collectively evaluated for impairment	$71,366	$190,508	$76,154	$14,041	$––	$352,069

	2015
		Commercial
	Commercial	Real Estate	Residential	Installment	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$254	$1,116	$92	$147	$791	$2,400
Provision charged to expense	20	(382)	78	255	582	553
Losses charged off	(117)	(152)	(42)	(400)	––	(711)
Recoveries	27	15	42	111	––	195
Balance, end of year	$184	$597	$170	$113	$1,373	$2,437
Ending balance: individually evaluated for impairment	$9	$172	$––	$––	$––	$181
Ending balance: collectively evaluated for impairment	$175	$425	$170	$113	$1,373	$2,256

Loans:
Ending balance: individually evaluated for impairment	$57	$1,273	$––	$80	$––	$1,410
Ending balance: collectively evaluated for impairment	$67,190	$162,186	$81,498	$17,379	$––	$328,253

To facilitate the monitoring of credit quality within the loan portfolio, and for purposes of analyzing historical loss rates used in the determination of the allowance for loan loss estimate, the Company utilizes the following categories of credit grades: pass, special mention, substandard, and doubtful. The four categories, which are derived from standard regulatory rating definitions, are assigned upon initial approval of credit to borrowers and updated periodically thereafter. Pass ratings, which are assigned to those borrowers that do not have identified potential or well defined weaknesses and for which there is a high likelihood of orderly repayment, are updated periodically based on the size and credit characteristics of the borrower. All other categories are updated on at least a quarterly basis.

The Company assigns a special mention rating to loans that have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may, at some future date, result in the deterioration of the repayment prospects for the loan or the Company’s credit position.

The Company assigns a substandard rating to loans that are inadequately protected by the current sound worth and paying capacity of the borrower or of the collateral pledged. Substandard loans have well defined weaknesses or weaknesses that could jeopardize the orderly repayment of the debt. Loans and leases in this grade also are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies noted are not addressed and corrected.

The Company assigns a doubtful rating to loans that have all the attributes of a substandard rating with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to the advantage of and strengthen the credit quality of the loan or lease, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors may include a proposed merger or acquisition, liquidation proceeding, capital injection, perfecting liens on additional collateral or refinancing plans.

The following table shows the portfolio quality indicators as of December 31, 2016:

		Commercial
Loan Class	Commercial	Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$71,302	$187,255	$76,154	$14,041	$348,752
Special Mention	64	3,253	––	––	3,317
Substandard	3,148	1,178	––	326	4,652
Doubtful	––	––	––	––	––

	$74,514	$191,686	$76,154	$14,367	$356,721

The following table shows the portfolio quality indicators as of December 31, 2015:

		Commercial
Loan Class	Commercial	Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$67,150	$158,362	$81,498	$17,363	$324,373
Special Mention	39	996	––	––	1,035
Substandard	58	4,101	––	96	4,255
Doubtful	––	––	––	––	––

	$67,247	$163,459	$81,498	$17,459	$329,663

The Company evaluates the loan risk grading system definitions and allowance for loan losses methodology on an ongoing basis. No significant methodology changes were made during 2016 and 2015.

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2016:

	30-59 Days	60-89 Days	Greater
	Past Due	Past Due	Than 90		Total Past
	and	and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable
	(In thousands)
Commercial	$153	$105	$75	$49	$382	$74,132	$74,514
Commercial real estate	—	55	—	335	390	191,296	191,686
Residential	805	135	161	922	2,023	74,131	76,154
Installment	213	8	––	55	276	14,091	14,367
Total	$1,171	$303	$236	$1,361	$3,071	$353,650	$356,721

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2015:

	30-59 Days	60-89 Days	Greater
	Past Due	Past Due	Than 90		Total Past
	and	and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable
	(In thousands)
Commercial	$141	$––	$––	$63	$204	$67,043	$67,247
Commercial real estate	319	––	132	250	701	162,758	163,459
Residential	737	500	––	599	1,836	79,662	81,498
Installment	220	71	––	132	423	17,036	17,459
Total	$1,417	$571	$132	$1,044	$3,164	$326,499	$329,663

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events, it is probable the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

The following table presents impaired loans for the year ended December 31, 2016:

				Average
		Unpaid		Investment in	Interest
	Recorded	Principal	Specific	Impaired	Income
	Balance	Balance	Allowance	Loans	Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$2,975	$2,975	$––	$2,930	$142
Commercial real estate	658	766	––	1,176	43
Installment	326	326	––	328	13

	3,959	4,067	––	4,434	198
Loans with a specific valuation allowance:
Commercial	$173	$173	$11	$188	$8
Commercial real estate	520	520	108	586	26
Installment	—	—	—	—	2

	693	693	119	774	36

Total:
Commercial	$3,148	$3,148	$11	$3,118	$150
Commercial Real Estate	$1,178	$1,286	$108	$1,762	$69
Installment	$326	$326	$—	$328	$15

The following table presents impaired loans for the year ended December 31, 2015:

				Average
		Unpaid		Investment in	Interest
	Recorded	Principal	Specific	Impaired	Income
	Balance	Balance	Allowance	Loans	Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$44	$74	$––	$74	$4
Commercial real estate	464	464	––	857	35
Installment	80	203	––	213	14

	588	741	––	1,144	53
Loans with a specific valuation allowance:
Commercial	13	49	9	49	5
Commercial real estate	809	961	172	1,010	36

	822	1,010	181	1,059	41

Total:
Commercial	$57	$123	$9	$123	$9
Commercial Real Estate	$1,273	$1,425	$172	$1,867	$71
Installment	$80	$203	$—	$213	$14

At December 31, 2016 and 2015, the Company had certain loans that were modified in troubled debt restructurings and impaired.  The modification of terms of such loans included one or a combination of the following:  an extension of maturity, a reduction of the stated interest rate or a permanent reduction of the recorded investment in the loan.

The following tables present information regarding troubled debt restructurings by class and by type of modification for the years ended December 31, 2016 and 2015:

	Year Ended December 31, 2016
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
		(In thousands)

Commercial	1	$17	$17
Commercial real estate	3	116	116

	Year Ended December 31, 2016
	Interest			Total
	Only	Term	Combination	Modification
		(In thousands)

Commercial	––	$17	$––	$17
Commercial real estate	––	116	––	116

	Year Ended December 31, 2015
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
		(In thousands)

Commercial	2	$40	$40
Commercial real estate	1	62	62

	Year Ended December 31, 2015
	Interest			Total
	Only	Term	Combination	Modification
		(In thousands)

Commercial	$––	$40	$––	$40
Commercial real estate	––	62	––	62

During the 2016 and 2015, troubled debt restructurings did not have an impact on the allowance for loan losses. At December 31, 2016 and 2015 and for the years then ended, there were no material defaults of any troubled debt restructurings that were modified in the last 12 months. The Company generally considers TDR’s that become 90 days or more past due under the modified terms as subsequently defaulted.